Eaton Vance
Minnesota Municipal Income Fund
April 30, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 100.8%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.0%
Minnesota Public Facilities Authority, (Revolving Fund):
5.00%, 3/1/29	$1,000	$ 1,063,690
5.00%, 3/1/30	1,000	1,063,980
		$ 2,127,670
Education — 12.0%
Minnesota Higher Education Facilities Authority, (Carleton College):
5.00%, 3/1/29	$2,250	$ 2,446,807
5.00%, 3/1/31	1,000	1,088,640
5.00%, 3/1/34	500	543,845
Minnesota Higher Education Facilities Authority, (College of Saint Benedict):
4.00%, 3/1/36	400	393,600
5.00%, 3/1/37	1,500	1,533,990
5.00%, 10/1/52	2,000	2,098,740
Minnesota Higher Education Facilities Authority, (College of St. Scholastica), 4.00%, 12/1/40	1,850	1,647,184
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/35	565	601,527
Minnesota Higher Education Facilities Authority, (Macalester College):
4.00%, 3/1/26	115	118,485
4.00%, 3/1/27	125	130,494
4.00%, 3/1/28	100	105,895
4.00%, 3/1/29	100	107,373
5.00%, 3/1/27	500	516,755
5.00%, 3/1/28	1,010	1,043,300
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	500	538,340
Minnesota Higher Education Facilities Authority, (St. Olaf College):
4.00%, 10/1/35	500	506,590
4.00%, 10/1/46	1,500	1,443,255
5.00%, 12/1/29	1,815	1,899,597
Minnesota Higher Education Facilities Authority, (University of St. Thomas):
4.00%, 10/1/32	910	950,541
4.00%, 10/1/37	500	502,970
4.00%, 10/1/37	500	504,165
5.00%, 10/1/30	650	706,875
5.00%, 10/1/34	250	276,848
5.00%, 4/1/35	750	790,755
St. Paul Housing and Redevelopment Authority, MN, (Hmong College Prep Academy), 5.00%, 9/1/43	1,000	931,080
Security	Principal Amount (000's omitted)	Value
Education (continued)
University of Minnesota:
5.00%, 4/1/27	$500	$ 531,635
5.00%, 8/1/27	625	652,706
5.00%, 4/1/41	2,000	2,080,340
		$ 24,692,332
Electric Utilities — 5.9%
Chaska, MN, Electric System Revenue, 5.00%, 10/1/30	$550	$ 576,598
Hutchinson, MN, Public Utility Revenue, 5.00%, 12/1/26	350	350,452
Minnesota Municipal Power Agency:
5.00%, 10/1/33	250	255,833
5.00%, 10/1/34	250	255,833
5.00%, 10/1/35	200	204,582
Northern Municipal Power Agency, MN:
5.00%, 1/1/30	460	494,086
5.00%, 1/1/31	670	705,570
5.00%, 1/1/41	240	249,103
Rochester, MN, Electric Utility Revenue:
5.00%, 12/1/29	700	752,381
5.00%, 12/1/30	700	750,407
5.00%, 12/1/42	820	856,572
St. Paul Port Authority, MN, District Energy Revenue:
4.00%, 10/1/42	1,250	1,207,587
(AMT), 4.00%, 10/1/40	1,000	948,660
Western Minnesota Municipal Power Agency:
5.00%, 1/1/25	750	774,375
5.00%, 1/1/27	750	809,820
5.00%, 1/1/29	1,000	1,126,400
5.00%, 1/1/30	750	861,217
5.00%, 1/1/36	900	937,206
		$ 12,116,682
Escrowed/Prerefunded — 0.5%
Western Minnesota Municipal Power Agency, Prerefunded to 1/1/24, 5.00%, 1/1/34	$1,000	$ 1,012,040
		$ 1,012,040
General Obligations — 39.5%
Andover, MN, 4.00%, 2/1/30	$795	$ 847,891
Anoka-Hennepin Independent School District No. 11, MN:
5.00%, 2/1/27	1,000	1,088,580
5.00%, 2/1/28	1,040	1,134,900
Brooklyn Center Independent School District No. 286, MN, 4.00%, 2/1/40	2,000	2,018,260
Burnsville, MN, 3.00%, 12/20/32	620	622,976

Eaton Vance
Minnesota Municipal Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Centennial Independent School District No. 12, MN:
0.00%, 2/1/28	$1,000	$ 851,690
0.00%, 2/1/35	350	221,218
Cloquet Independent School District No. 94, MN, 5.00%, 2/1/30	2,000	2,060,420
Coon Rapids, MN, 5.00%, 2/1/33	1,525	1,824,007
Dilworth-Glyndon-Felton Independent School District No. 2164, MN, 4.00%, 2/1/27	730	755,776
Duluth, MN:
5.00%, 2/1/34	1,000	1,045,570
Series 2016A, 5.00%, 2/1/31	1,000	1,053,660
Series 2019C, 5.00%, 2/1/31	500	562,660
Edina Independent School District No. 273, MN, 5.00%, 2/1/28	1,625	1,773,899
Elk River Area Independent School District No. 728, MN, 4.00%, 2/1/32	2,000	2,019,860
Hawley Independent School District No. 150, MN, 4.25%, 2/1/46	2,250	2,283,255
Hennepin County Independent School District No. 281, MN, 5.00%, 2/1/29	1,010	1,123,726
Hennepin County Regional Railroad Authority, MN, 5.00%, 12/1/32	675	767,725
Hennepin County, MN:
5.00%, 12/1/32	1,000	1,205,850
5.00%, 12/15/33	2,280	2,592,565
5.00%, 12/1/35	2,000	2,130,680
5.00%, 12/1/39	2,000	2,319,960
Mahtomedi Independent School District No. 832, MN, 5.00%, 2/1/31	1,000	1,037,120
Maple River Independent School District No. 2135, MN:
4.00%, 2/1/45	1,200	1,214,244
4.00%, 2/1/50	1,500	1,481,820
Minneapolis Special School District No. 1, MN:
4.00%, 2/1/33	1,500	1,584,150
5.00%, 2/1/32	1,500	1,675,050
Minneapolis, MN, 4.00%, 12/1/39	2,500	2,575,750
Minneapolis-St. Paul Metropolitan Council, MN:
4.00%, 3/1/30	1,000	1,060,150
5.00%, 3/1/29	2,000	2,291,160
Series 2018C, 5.00%, 3/1/28	2,500	2,736,500
Series 2022B, 5.00%, 3/1/28	2,000	2,237,760
Minnesota:
5.00%, 8/1/32	2,000	2,093,120
5.00%, 8/1/34	500	561,660
5.00%, 10/1/34	1,000	1,104,370
5.00%, 8/1/38	1,135	1,325,725
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Pipestone, Rock and Murray Counties Independent School District No. 2689, MN, 5.00%, 2/1/29	$1,205	$ 1,368,687
Puerto Rico:
5.625%, 7/1/29	1,500	1,588,200
5.75%, 7/1/31	500	536,270
Ramsey County, MN, 4.00%, 2/1/43(1)	2,940	2,976,603
Rice County, MN, 4.00%, 2/1/52	3,000	2,950,950
Rosemount-Apple Valley-Eagan Independent School District No. 196, MN:
4.00%, 2/1/28	2,000	2,066,000
5.00%, 2/1/27	1,000	1,059,360
Round Lake-Brewster Independent School District No. 2907, MN, 4.00%, 2/1/46(1)	2,680	2,637,763
Sartell-St. Stephen Independent School District No. 748, MN:
0.00%, 2/1/32	1,350	995,355
0.00%, 2/1/37	1,500	858,525
Scott County, MN, 4.00%, 12/1/34	2,000	2,143,740
Spring Lake Park Independent School District No. 16, MN, 4.00%, 2/1/29	1,075	1,113,141
St. Louis Park Independent School District No. 283, MN, 4.00%, 2/1/31	2,000	2,097,980
St. Louis Park, MN, 4.00%, 2/1/28	1,000	1,053,450
St. Paul, MN:
5.00%, 12/1/27	750	808,515
5.00%, 5/1/28	1,200	1,345,116
Waseca Independent School District No. 829, MN, 4.00%, 2/1/28	1,575	1,626,975
Watertown-Mayer Independent School District No. 111, MN, 0.00%, 2/1/36	1,000	617,390
		$ 81,127,727
Hospital — 16.1%
Duluth Economic Development Authority, MN, (Essentia Health Obligated Group):
5.00%, 2/15/37	$1,000	$ 1,049,940
5.00%, 2/15/48	3,000	3,070,590
Duluth Economic Development Authority, MN, (St. Luke's Hospital of Duluth Obligated Group):
4.00%, 6/15/34	520	513,370
4.00%, 6/15/38	375	345,525
4.00%, 6/15/39	225	204,937
5.25%, 6/15/52	2,000	2,035,120
Maple Grove, MN, (Maple Grove Hospital Corp.):
5.00%, 5/1/30	850	897,710
5.00%, 5/1/31	500	527,070
5.00%, 5/1/32	500	524,940

Eaton Vance
Minnesota Municipal Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Minneapolis and St. Paul Housing and Redevelopment Authority, MN, (Allina Health System):
5.00%, 11/15/28	$2,975	$ 3,225,049
5.00%, 11/15/29	915	992,226
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/37	3,250	3,263,812
Minneapolis, MN, (Fairview Health Services), 5.00%, 11/15/28	225	234,432
Rochester, MN, (Mayo Clinic):
4.00%, 11/15/48	1,000	1,000,120
5.00%, 11/15/57	750	817,005
(SPA: Northern Trust Co.), 3.95%, 11/15/38(2)	5,900	5,900,000
St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/46	2,650	2,698,124
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services):
5.00%, 11/15/31	1,000	1,067,060
5.00%, 11/15/34	500	530,500
5.00%, 11/15/47	500	511,085
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group):
5.00%, 7/1/29	500	519,015
5.00%, 7/1/30	1,000	1,038,280
5.00%, 7/1/32	1,995	2,067,259
		$ 33,033,169
Housing — 2.7%
Minnesota Housing Finance Agency:
2.15%, 7/1/45	$900	$ 643,365
4.00%, 8/1/39	2,055	2,079,372
(FHLMC), (FNMA), (GNMA), 2.40%, 1/1/35	605	513,131
(FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	285	281,780
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.50%, 7/1/43(1)	2,000	2,004,400
		$ 5,522,048
Insured - Electric Utilities — 4.9%
Central Minnesota Municipal Power Agency, (AGM), 4.00%, 1/1/42	$340	$ 340,296
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	1,155,301
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	8,499,240
		$ 9,994,837
Security	Principal Amount (000's omitted)	Value
Insured - Hospital — 1.0%
Minneapolis, MN, (Fairview Health Services), (AGM), 5.00%, 11/15/44	$2,000	$ 2,038,120
		$ 2,038,120
Lease Revenue/Certificates of Participation — 4.0%
Anoka-Hennepin Independent School District No. 11, MN, 5.00%, 2/1/34	$1,000	$ 1,011,230
Minnesota:
5.00%, 3/1/27	3,000	3,271,470
5.00%, 6/1/29	1,335	1,337,123
5.00%, 6/1/38	2,500	2,504,550
		$ 8,124,373
Other Revenue — 2.9%
Center City, MN, (Hazelden Betty Ford Foundation):
4.00%, 11/1/28	$825	$ 820,974
4.00%, 11/1/34	500	478,180
5.00%, 11/1/27	400	405,464
5.00%, 11/1/29	300	303,663
Minnesota Municipal Gas Agency:
(Liq: Royal Bank of Canada), 4.00% to 12/1/27 (Put Date), 12/1/52	2,045	2,072,546
(Liq: Royal Bank of Canada), 4.216%, (67% of SOFR + 1.00%), 12/1/27 (Put Date), 12/1/52(3)	2,000	1,950,220
		$ 6,031,047
Senior Living/Life Care — 2.6%
Apple Valley, MN, (PHS Apple Valley Senior Housing, Inc.):
4.50%, 9/1/53	$940	$ 804,443
5.00%, 9/1/43	1,000	960,460
North Oaks, MN, (Waverly Gardens):
4.00%, 10/1/25	1,600	1,593,760
4.00%, 10/1/26	1,680	1,668,307
Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/44	435	355,208
		$ 5,382,178
Special Tax Revenue — 2.2%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$200	$ 198,856
Hennepin County, MN, Sales Tax Revenue, 5.00%, 12/15/24	1,325	1,367,957
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,000	2,896,800
		$ 4,463,613

Eaton Vance
Minnesota Municipal Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 4.0%
Minneapolis-St. Paul Metropolitan Airports Commission, MN:
5.00%, 1/1/27	$1,000	$ 1,078,310
5.00%, 1/1/35	1,000	1,009,920
5.00%, 1/1/52	1,500	1,601,250
(AMT), 5.00%, 1/1/28	1,250	1,333,150
(AMT), 5.00%, 1/1/33	1,200	1,306,632
(AMT), 5.25%, 1/1/47	1,750	1,858,132
		$ 8,187,394
Water and Sewer — 1.5%
Saint Paul, MN, Water Revenue, 4.00%, 12/1/47	$3,000	$ 3,025,110
		$ 3,025,110
Total Tax-Exempt Municipal Obligations (identified cost $209,327,899)		$206,878,340
Total Investments — 100.8% (identified cost $209,327,899)		$206,878,340
Other Assets, Less Liabilities — (0.8)%		$ (1,708,512)
Net Assets — 100.0%		$205,169,828
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2023.
(3)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $198,856 or 0.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2023, 5.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 4.7% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
NPFG	– National Public Finance Guarantee Corp.
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at April 30, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Minnesota Municipal Income Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

At April 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$206,878,340	$ —	$206,878,340
Total Investments	$ —	$206,878,340	$ —	$206,878,340
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.